Annual Operating Expenses - FidelityInternationalCapitalAppreciationK6Fund-PRO - FidelityInternationalCapitalAppreciationK6Fund-PRO - Fidelity International Capital Appreciation K6 Fund - Fidelity International Capital Appreciation K6 Fund
Dec. 30, 2022
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.65%